CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 143,934	$ 20,868	¥ 492,107
Restricted cash	38,811	5,627	24,131
Short-term investments	2,000	290	6,150
Accounts receivable, net	470,997	68,288	884,740
Prepayments and other assets, net	191,996	27,837	220,171
Inventories	11,157	1,618
Total current assets	858,895	124,528	1,627,299
Non-current assets
Property, equipment and software, net	3,037	440	14,562
Equity method investments, net	206,086	29,880	257,122
Long-term equity investment, net	6,000	870	14,000
Goodwill, net	454	66
Operating lease right-of-use assets	2,207	320
Total non-current assets	217,784	31,576	285,684
Total assets	1,076,679	156,104	1,912,983
Current Liabilities
Short-term bank borrowings (including short-term bank borrowings of consolidated VIE without recourse to the Company of RMB134,780 and RMB72,500 as of December 31, 2021 and 2022, respectively. Note 1)	72,500	10,512	134,780
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB1,154,572 and RMB638,295 as of December 31, 2021 and 2022, respectively. Note 1)	659,215	95,577	1,175,943
Customers' refundable fees (including customers' refundable fees of consolidated VIE without recourse to the Company of RMB30,997 and RMB30,747 as of December 31, 2021 and 2022, respectively. Note 1)	30,747	4,458	30,997
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB171,725 and RMB145,088 as of December 31, 2021 and 2022, respectively. Note 1)	181,140	26,263	238,198
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB813 and RMB2,468 as of December 31, 2021 and 2022, respectively. Note 1)	4,876	707	813
Operating lease liabilities-current (including operating lease liabilities-current of consolidated VIE without recourse to the Company of nil and RMB1,096 as of December 31, 2021 and 2022, respectively. Note 1)	1,243	180
Total current liabilities	949,721	137,697	1,580,731
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB27,171 and RMB27,429 as of December 31, 2021 and 2022, respectively. Note 1)	30,772	4,461	28,575
Operating lease liabilities(including operating lease liabilities of consolidated VIE without recourse to the Company of nil and RMB791 as of December 31, 2021 and 2022, respectively. Note 1)	792	115
Total non-current liabilities	31,564	4,576	28,575
Total liabilities	981,285	142,273	1,609,306
Commitments and contingencies
Equity:
Additional paid-in capital	5,051,631	732,418	5,031,772
Accumulated other comprehensive loss	(393,841)	(57,102)	(404,877)
Accumulated deficit	(4,557,675)	(660,801)	(4,313,637)
Total Fangdd Network Group Ltd. shareholders' equity	100,116	14,515	313,259
Noncontrolling interests	(4,722)	(684)	(9,582)
Total equity	95,394	13,831	303,677
Total liabilities and equity	1,076,679	156,104	1,912,983
Class A Ordinary shares
Equity:
Ordinary shares	1		1
Class B Ordinary shares
Equity:
Ordinary shares	0	0	0
Class C Ordinary shares
Equity:
Ordinary shares	¥ 0	$ 0	¥ 0